PROPERTY, PLANT, AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant, and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The useful lives are as follows:

Category	Useful Life (in years)
Leasehold improvements (1)	Various
Buildings	35	—	60
Building improvements	5	—	25
Office equipment	3	—	10
Software	3	—	10
Machinery and equipment	4	—	15
(1)Leasehold improvements are amortized over the shorter of the economic life of the asset or the remaining lease term.
Property, plant and equipment, net consisted of the following as of the dates presented (in millions):

	December 31,
	2020	2019
Land	$12.9	$16.0
Leasehold improvements	67.9	62.9
Buildings	55.8	71.9
Office equipment	33.3	27.2
Software	74.3	71.2
Machinery and equipment	230.7	236.4
Construction-in-progress	39.3	35.0
Property, plant and equipment	514.2	520.6
Accumulated depreciation	(277.1)	(281.6)
Property, plant, and equipment, net	$237.1	$239.0